SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025		$ 1,191
2026		1,227
2027		314
Total minimum lease payments		2,732
Imputed interest		(234)
Operating lease liability, net	$ 1,995	$ 2,498	$ 3,413